Derivative Instruments and Hedging Activities - Additional Information (Detail) $ in Thousands, NOK in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Agreement	May 31, 2015 NOK	Sep. 30, 2013 NOK	May 31, 2012 NOK
Derivative [Line Items]
Restricted cash - current and - long-term	$ 110,400		$ 110,400		$ 111,500
Unrealized (losses) gains on derivatives			(4,888)	$ 21,526
Interest Rate Swaption [Member]
Derivative [Line Items]
Number of interest rate derivatives held | Agreement					3
Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Liability	235,000		235,000
Restricted cash - current and - long-term	41,600		41,600
Toledo Spirit time-charter derivative [Member]
Derivative [Line Items]
Derivative fair value, net	(300)		(300)		$ (6,300)
Cross currency swap agreement [Member]
Derivative [Line Items]
Unrealized (losses) gains on derivatives	(6,600)	$ (1,700)	14,700	(18,800)
Realized losses on derivatives	$ (2,300)	$ (1,500)	$ (4,600)	$ (2,900)
Norwegian Kroner denominated bonds due May 2017 [Member]
Derivative [Line Items]
Senior unsecured bonds issued | NOK								NOK 700
Norwegian Kroner denominated bonds due September 2018 [Member]
Derivative [Line Items]
Senior unsecured bonds issued | NOK							NOK 900
Norwegian Kroner denominated bonds due May 2020 [Member]
Derivative [Line Items]
Senior unsecured bonds issued | NOK						NOK 1,000